Travel Accounts Payable - Schedule of Travel Accounts Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	$ 229,435	$ 206,954
Hotels and Other Travel Service Suppliers [member]
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	131,744	179,397
Cancelled reservations pending payment to travelers [member]
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	90,764
Airlines [member]
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	$ 6,927	$ 27,557